LONG-TERM BANK DEBT (Tables)	12 Months Ended
Dec. 31, 2012
LONG-TERM BANK DEBT [Abstract]
Schedule of Currency, Linkage Terms, and Interest Rates

		Interest rate		December 31,
		2011	2012	2011	2012
		%

Bank loan	NIS	4.26	3.59	$71	$39

				71	39
Less - current maturities				33	33

				$38	$6
Weighted average interest rates at the end of the year		4.26	3.59

Schedule of Aggregate Annual Maturities

2013	$33
2014	6

$39